Exhibit 99.1

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Collection Period	31-Dec-18	30/360 Days	30	Collection Period Start	1-Dec-18
Distribution Date	15-Jan-19	Actual/360 Days	29	Collection Period End	31-Dec-18
				Prior Month Settlement Date	17-Dec-18
				Current Month Settlement Date	15-Jan-19

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,656,592,636.57	448,994,173.41	425,717,846.49	0.272459
Yield Supplement Overcollaterization		94,092,683.58	14,268,758.32	13,131,429.13
Total Adjusted Pool Balance		1,562,499,952.99	434,725,415.09	412,586,417.36
Total Adjusted Securities		1,562,499,952.99	434,725,415.09	412,586,417.36	0.264055
Class A-1 Notes	0.63000%	365,700,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.05000%	388,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.75513%	150,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.32000%	472,300,000.00	248,225,462.10	226,086,464.37	0.478692
Class A-4 Notes	1.54000%	124,000,000.00	124,000,000.00	124,000,000.00	1.000000
Certificates	0.00000%	62,499,952.99	62,499,952.99	62,499,952.99	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	22,138,997.73	273,048.01	46.8748629	0.5781241
Class A-4 Notes	0.00	159,133.33	—	1.2833333
Certificates	0.00	0.00	—	—

Total Securities	22,138,997.73	432,181.34

I. COLLECTIONS
Interest:
Interest Collections				747,479.61
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				747,479.61
Principal:
Principal Collections				23,004,068.87
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				23,004,068.87
Recoveries of Defaulted Receivables				238,614.02
Servicer Advances				0.00

Total Collections				23,990,162.50

II. COLLATERAL POOL BALANCE DATA
			Number	Amount
Adjusted Pool Balance—Beginning of Period			46,181	434,725,415.09
Total Principal Payment				22,138,997.73

			45,133	412,586,417.36

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	23,990,162.50
Reserve Account Draw	0.00
Total Available for Distribution	23,990,162.50
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	374,161.81
Servicing Fee Paid	374,161.81
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	273,048.01
Class A-3 Notes Monthly Interest Paid	273,048.01
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,133.33
Class A-4 Notes Monthly Interest Paid	159,133.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		432,181.34
Total Note Monthly Interest Paid		432,181.34
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		23,183,819.35
4. Total Monthly Principal Paid on the Notes		22,138,997.73
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		22,138,997.73
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,044,821.62
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,044,821.62

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,249.88
Required Reserve Account Amount		3,906,249.88
Beginning Reserve Account Balance		3,906,249.88
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,249.88
Required Reserve Account Amount for Next Period		3,906,249.88

VI. POOL STATISTICS

Weighted Average Coupon		2.03%
Weighted Average Remaining Maturity		28.68

	Amount	Number
Principal on Defaulted Receivables	272,258.05	26
Principal Recoveries of Defaulted Receivables	238,614.02

Monthly Net Losses	33,644.03
Pool Balance at Beginning of Collection Period	448,994,173.41
Net Loss Ratio for Third Preceding Collection Period	0.12%
Net Loss Ratio for Second Preceding Collection Period	1.04%
Net Loss Ratio for Preceding Collection Period	0.14%
Net Loss Ratio for Current Collection Period	0.09%
Four-Month Average Net Loss Ratio	0.35%
Cumulative Net Losses for all Periods	12,685,129.20

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,859,574.82	303	0.91%
61-90 Days Delinquent	626,301.56	54	0.15%
91-120 Days Delinquent	133,620.16	12	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,619,496.54	369	1.09%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.22%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.17%	0.15%
Delinquency Ratio for Preceding Collection Period	0.17%	0.14%
Delinquency Ratio for Current Collection Period	0.18%	0.15%
Four-Month Average Delinquency Ratio	0.18%	0.15%
60 Day Delinquent Receivables	798,191.39
Delinquency Percentage	0.19%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO